Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	40
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	4.41819%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$844,382.56

Principal:
Principal Collections	$10,331,876.62
Prepayments in Full	$3,950,059.32
Liquidation Proceeds	$174,729.91
Recoveries	$66,825.90
Sub Total	$14,523,491.75
Collections	$15,367,874.31

Purchase Amounts:
Purchase Amounts Related to Principal	$201,324.47
Purchase Amounts Related to Interest	$1,378.48
Sub Total	$202,702.95

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,570,577.26

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	40
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$15,570,577.26
Servicing Fee	$194,955.45	$194,955.45	$0.00	$0.00	$15,375,621.81
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,375,621.81
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$15,375,621.81
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$15,375,621.81
Interest - Class A-3 Notes	$213,232.25	$213,232.25	$0.00	$0.00	$15,162,389.56
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$14,831,139.56
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,831,139.56
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$14,634,397.56
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,634,397.56
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$14,492,815.89
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,492,815.89
Regular Principal Payment	$13,319,230.23	$13,319,230.23	$0.00	$0.00	$1,173,585.66
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,173,585.66
Residual Released to Depositor	$0.00	$1,173,585.66	$0.00	$0.00	$0.00
Total		$15,570,577.26

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$13,319,230.23
Total					$13,319,230.23

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$13,319,230.23	$28.93	$213,232.25	$0.46	$13,532,462.48	$29.39
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$13,319,230.23	$10.12	$882,805.92	$0.67	$14,202,036.15	$10.79

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	40

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$48,553,832.81	0.1054739	$35,234,602.58	0.0765404
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$189,333,832.81	0.1438947	$176,014,602.58	0.1337721

Pool Information
Weighted Average APR	4.590%	4.626%
Weighted Average Remaining Term	25.88	25.19
Number of Receivables Outstanding	15,738	15,233
Pool Balance	$233,946,545.48	$219,116,814.63
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$215,649,617.36	$202,330,387.13
Pool Factor	0.1590088	0.1489293

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$16,786,427.50
Targeted Overcollateralization Amount	$43,102,212.05
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$43,102,212.05

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	40
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		42	$171,740.53
(Recoveries)		79	$66,825.90
Net Loss for Current Collection Period			$104,914.63
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5381%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4446%
Second Prior Collection Period			0.6906%
Prior Collection Period			0.8591%
Current Collection Period			0.5558%
Four Month Average (Current and Prior Three Collection Periods)			0.6375%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,609	$13,517,281.10
(Cumulative Recoveries)			$2,820,726.10
Cumulative Net Loss for All Collection Periods			$10,696,555.00
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7270%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,181.02
Average Net Loss for Receivables that have experienced a Realized Loss			$4,099.87

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.23%	202	$4,896,252.15
61-90 Days Delinquent	0.35%	31	$763,062.69
91-120 Days Delinquent	0.07%	6	$146,243.53
Over 120 Days Delinquent	0.43%	39	$943,281.38
Total Delinquent Receivables	3.08%	278	$6,748,839.75

Repossession Inventory:
Repossessed in the Current Collection Period		5	$123,907.11
Total Repossessed Inventory		17	$528,016.12

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.5296%
Prior Collection Period			0.5274%
Current Collection Period			0.4989%
Three Month Average			0.5186%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.8455%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	40

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	40	$888,894.42
2 Months Extended	67	$1,628,846.50
3+ Months Extended	25	$542,381.22

Total Receivables Extended	132	$3,060,122.14
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer